Variable Interest Entities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entities
Servicing Fees, Net	$ (21,794)	$ 25,328	$ (20,721)	$ 51,416	$ 53,961	$ 117,697	$ 92,220
Servicing Advances on Mortgage Loans					94,229	111,262
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entities
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets					2,082,751	2,069,238
Servicing Fees, Net					53,961	117,697	92,220
Servicing Advances on Mortgage Loans					$ 94,229	$ 111,262